Allowance for Loan Losses - Private Education Loan Portfolio Stratified by Key Credit Quality Indicators (Detail) (Private Education Loans, Net [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
School Type/FICO Scores [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
School type FICO scores traditional recorded investment	$ 35,347	$ 34,528
School type FICO scores traditional recorded investment, in percent	92.00%	91.00%
School type FICO scores non traditional recorded investment	3,207	3,565
School type FICO scores non traditional recorded investment, in percent	8.00%	9.00%
Total	38,554	38,093
Total in percent	100.00%	100.00%
Cosigners [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Private Education Loans with cosigner	24,907	23,507
Private Education Loans with cosigner in percent	65.00%	62.00%
Private Education Loans without cosigner	13,647	14,586
Private Education Loans without cosigner in percent	35.00%	38.00%
Total	38,554	38,093
Total in percent	100.00%	100.00%
Seasoning [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Seasoning - based on monthly scheduled payments due from 1-12 payments	7,371	9,246
Seasoning - based on monthly scheduled payments due from 13-24 payments	6,137	6,837
Seasoning - based on monthly scheduled payments due from 25-36 payments	6,037	5,677
Seasoning - based on monthly scheduled payments due from 37-48 payments	4,780	3,778
Seasoning - based on monthly scheduled payments due from more than 48 payments	8,325	6,033
Seasoning - based on monthly scheduled payments due from not yet in repayment	5,904	6,522
Total	$ 38,554	$ 38,093
Seasoning based on monthly scheduled payments due from 1-12 payments, in percent	19.00%	24.00%
Seasoning based on monthly scheduled payments due from 13 - 24 payments, in percent	16.00%	18.00%
Seasoning based on monthly scheduled payments due from 25 - 36 payments, in percent	16.00%	15.00%
Seasoning based on monthly scheduled payments due from 37 - 48 payments, in percent	12.00%	10.00%
Seasoning based on monthly scheduled payments due from more than 48 payments, in percent	22.00%	16.00%
Seasoning - based on monthly scheduled payments due from not yet in repayment, in percent	15.00%	17.00%
Total in percent	100.00%	100.00%